Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

a.	As of the date hereof, the Company sold 1,167,853 of its ordinary shares pursuant to the Sales Agreement for aggregate gross proceeds of approximately $992 thousands.

b.	On January 7, 2026, the Company’s board of directors approved the grant of an aggregate amount of 189,957 restricted shares to several service providers for their past services.

c.	During February 2026, 276,271 pre-funded warrants were exercised into 276,271 ordinary shares of the Company. Following this exercise there are no more unexercised pre-funded warrants.

d.	On March 10, 2026, the Company’s shareholders approved an amendment to the Company’s articles of association to increase the registered share capital of the Company by an additional 110,000,000 ordinary shares, such that the total registered share capital of the Company would consist of 200,000,000 ordinary shares, no par value per share.

e.	On March 26, the Company’s board of directors approved the grant of an aggregate amount of 1,140,000 restricted shares to several employees and officers. The restricted shares vest on a quarterly basis over two years.